Trade and other payables (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	£ 2,165	£ 2,205
Deferred payables	154	137
Customer contributions	138	84
Social security and other taxes	140	202
Contingent consideration	39	30
Other payables	881	944
Trade and other payables	£ 3,517	£ 3,602	£ 3,766	£ 3,769	£ 3,394	£ 3,453